Derivative Instruments - Offsetting of Derivative Assets (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Offsetting of Derivative Assets
Gross Amount of Recognized Assets	$ 5,682,718	$ 6,975,930	$ 6,127,320
Gross Amounts Offset in the Consolidated Statement of Financial Condition	(3,418,962)	(3,126,332)	(4,581,389)
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	2,263,756	3,849,598	1,545,931
Futures Contracts
Offsetting of Derivative Assets
Gross Amount of Recognized Assets	3,172,216	5,223,195	5,166,127
Gross Amounts Offset in the Consolidated Statement of Financial Condition	(2,531,690)	(2,578,536)	(2,886,203)
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	640,526	2,644,659	2,279,924
Forward Contracts
Offsetting of Derivative Assets
Gross Amount of Recognized Assets	397,363	573,423	556,627
Gross Amounts Offset in the Consolidated Statement of Financial Condition	(248,265)	(547,796)	(555,922)
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	149,098	25,627	705
Swap Contracts
Offsetting of Derivative Assets
Gross Amount of Recognized Assets	2,113,139	1,179,312	404,566
Gross Amounts Offset in the Consolidated Statement of Financial Condition	(639,007)		(1,139,264)
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	$ 1,474,132	$ 1,179,312	$ (734,698)